Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other income and expenses
Government grants	€ 837	€ 703	€ 1,177	€ 1,405
Others	439	98	465	341
Total other operating income	€ 1,276	€ 801	€ 1,642	€ 1,746